Investments - Held to Maturity Securities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 45,159
Gross Unrealized Gains	20
Gross Unrealized Losses	(41)
Estimated Fair Value	45,138
Accrued Interest	266
Amortized Cost	45,159
Gross Unrealized Gains	20
Gross Unrealized Losses	(41)
Estimated Fair Value	45,138
Accrued Interest	$ 266
Debt Securities, Held-to-Maturity, Accrued Interest, after Allowance for Credit Loss, Statement of Financial Position [Extensible Enumeration]	Trade and other receivables, net of allowance
US Treasury Bills and Notes
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 20,423
Gross Unrealized Gains	6
Gross Unrealized Losses	0
Estimated Fair Value	20,429
Accrued Interest	14
Corporate Debt Securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	21,736
Gross Unrealized Gains	14
Gross Unrealized Losses	(33)
Estimated Fair Value	21,717
Accrued Interest	209
Yankee Debt Securities
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	3,000
Gross Unrealized Gains	0
Gross Unrealized Losses	(8)
Estimated Fair Value	2,992
Accrued Interest	$ 43